Impairment Loss on Property and Equipment	12 Months Ended
Dec. 31, 2015
Impairment Loss on Property and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
6.	Impairment Loss on Property and Equipment

During the year ended December 31, 2015, the Company determined to terminate the use of a computer software, resulting in an impairment loss in the amount of $13,863.